Inventories	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Inventory [Line Items]
Inventories	7. Inventories Major classifications of inventories are as follows (in thousands):

	As of December 31,
	2025	2024
Raw materials	$2,930	$2,204
Work-in-process	1,369	19

Total inventories	$4,299	$2,223